iShares
®
Lithium Miners and Producers ETF
Schedule of Investments
(unaudited)
December 31, 2025
(Percentages shown are based on Net Assets)
1
Schedule of Investments
Security Shares Value
a
Common Stocks
Automobile Components  —  1 .3%
Fulin Precision Co. Ltd. , Class A ............... 79,600 $ 190,696
a
Chemicals  —  42 .7%
Albemarle Corp. ......................... 8,576 1,212,989
Canmax Technologies Co. Ltd. , Class A .......... 38,500 301,291
Chengxin Lithium Group Co. Ltd. , Class A
(a)
....... 42,400 209,271
Chunbo Co. Ltd.
(a)
........................ 3,565 121,931
Do-Fluoride New Materials Co. Ltd. , Class A ....... 41,900 203,560
Ganfeng Lithium Group Co. Ltd. , Class A ......... 72,800 656,313
Guangzhou Tinci Materials Technology Co. Ltd. , Class
A .................................. 88,900 590,716
MNTech Co. Ltd. ......................... 12,965 91,256
Ningbo Shanshan Co. Ltd. , Class A
(a)
........... 104,700 202,892
Shenzhen Capchem Technology Co. Ltd. , Class A ... 34,800 261,287
Shenzhen Senior Technology Material Co. Ltd. , Class A 62,300 136,114
Sichuan Yahua Industrial Group Co. Ltd. , Class A ... 53,400 189,462
Sociedad Quimica y Minera de Chile SA , ADR
(a)
.... 17,754 1,221,475
Tianqi Lithium Corp. , Class A
(a)
................ 68,700 544,961
Yunnan Energy New Material Co. Ltd. , Class A
(a)
.... 44,900 364,640
6,308,158
a
Electrical Equipment  —  9 .7%
Beijing Easpring Material Technology Co. Ltd. , Class A 25,200 208,505
Guangdong Jia Yuan Technology Shares Co. Ltd. ,
Class A
(a)
............................. 19,853 116,683
Hunan Yuneng New Energy Battery Material Co. Ltd. ,
Class A .............................. 35,300 327,067
Jiangsu Ruitai New Energy Materials Co. Ltd. , Class A 34,100 99,571
Minmetals New Energy Materials Hunan Co. Ltd.
(a)
.. 89,499 96,079
Ningbo Ronbay New Energy Technology Co. Ltd. ,
Class A .............................. 33,072 167,607
Shijiazhuang Shangtai Technology Co. Ltd. , Class A . 12,100 148,742
XTC New Energy Materials Xiamen Co. Ltd. , Class A . 23,413 259,722
1,423,976
a
Security Shares Value
a
Metals & Mining  —  42 .4%
American Battery Technology Co.
(a) (b)
............ 100,790 $ 336,639
Critical Metals Corp.
(a) (b)
..................... 29,704 206,146
ESG Minerals , NVS
(a)
...................... 21,566 —
Liontown Ltd.
(a)
.......................... 1,157,357 1,211,951
Lithium Americas Corp.
(a)
.................... 121,985 531,855
Lithium Argentina AG
(a) (b)
.................... 102,514 572,028
Mineral Resources Ltd.
(a)
.................... 33,326 1,203,002
PLS Group Ltd.
(a) (b)
........................ 419,963 1,176,456
Sigma Lithium Corp.
(a) (b)
.................... 49,326 650,610
Sinomine Resource Group Co. Ltd. , Class A ....... 33,500 377,230
6,265,917
a
Technology Hardware, Storage & Peripherals  —  3 .7%
CosmoAM&T Co. Ltd.
(a)
..................... 18,340 550,604
a
a
Total Long-Term Investments — 99.8%
(Cost: $ 10,735,971 ) ................................. 14,739,351
a
Short-Term Securities
Money Market Funds  —  16 .2%
BlackRock Cash Funds: Institutional, SL Agency
Shares , 3.89%
(c) (d) (e)
...................... 2,331,292 2,332,458
BlackRock Cash Funds: Treasury, SL Agency Shares ,
3.72%
(c) (d)
............................ 50,791 50,791
a
Total Short-Term Securities — 16.2%
(Cost: $ 2,383,218 ) .................................. 2,383,249
Total Investments — 116.0%
(Cost: $ 13,119,189 ) ................................. 17,122,600
Liabilities in Excess of Other Assets — ( 16 .0 ) % .............. (2,356,732)
Net Assets — 100.0% ................................. $ 14,765,868
(a)
Non-income producing security.
(b)
All or a portion of this security is on loan.
(c)
Affiliate of the Fund.
(d)
Annualized 7-day yield as of period end.
(e)
All or a portion of this security was purchased with the cash collateral from loaned securities.
Affiliates
Investments in issuers considered to be affiliate(s) of the Fund during the period ended December 31, 2025 for purposes of Section 2(a)(3) of the Investment Company Act of 1940, as amended, were as follows:
Affiliated Issuer
Value at
03/31/25
Purchases
at Cost
Proceeds
from Sale s
Net Realized
Gain (Loss)
Change in
Unrealized
Appreciation
(Depreciation)
Value at
12/31/25
  Shares Held
at 12/31/25 Income
  Capital
Gain
Distributions
from
Underlying
Funds
BlackRock Cash Funds:
Institutional, SL
Agency Shares ... $ 856,471  $ 1,476,007
(a)
$ —  $ 26  $ (46) $ 2,332,458  2,331,292  $ 37,509
(b)
$ —
BlackRock Cash Funds:
Treasury, SL Agency
Shares ......... —  50,791
(a)
—  —  —  50,791  50,791  191  —
$ 26  $ (46)
$ 2,383,249
$ 37,700  $ —
(a)
Represents net amount purchased (sold).
(b)
All or a portion represents securities lending income earned from the reinvestment of cash collateral from loaned securities, net of collateral investment fees, and other payments to and from borrowers of securities.

Schedule of Investments
(unaudited) (continued)
December 31, 2025
iShares
®
Lithium Miners and Producers ETF
2
Derivative Financial Instruments Outstanding as of Period End
Fair Value Hierarchy as of Period End
Various inputs are used in determining the fair value of financial instruments at the measurement date. These inputs to valuation techniques are categorized into a fair value hierarchy consisting of three broad levels for financial reporting purposes as follows:
Level 1 – Unadjusted price quotations in active markets/exchanges that the Fund has the ability to access for identical assets or liabilities;
Level 2 – Inputs other than quoted prices included within Level 1 that are observable for the asset or liability, either directly or indirectly; and
Level 3 – Inputs that are unobservable and significant to the entire fair value measurement for the asset or liability (including the Valuation Committee’s assumptions used in determining the fair value of financial instruments).
The hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements). Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3.
The inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes, the fair value hierarchy classification is determined based on the lowest level input that is significant to the fair value measurement in its entirety. Investments classified within Level 3 have significant unobservable inputs used by the Valuation Committee in determining the price for Fair Valued Investments. Level 3 investments include equity or debt issued by privately held companies or funds that may not have a secondary market and/or may have a limited number of investors. The categorization of a value determined for financial instruments is based on the pricing transparency of the financial instruments and is not necessarily an indication of the risks associated with investing in those securities. For information about the Fund’s policy regarding valuation of financial instruments, refer to its most recent financial statements.
The following table summarizes the Fund’s financial instruments categorized in the fair value hierarchy. The breakdown of the Fund’s financial instruments into major categories is disclosed in the Schedule of Investments above.
Futures Contracts
Description
Number of
Contracts
Expiration
Date
Notional
Amount
(000)
Value/
Unrealized
Appreciation
(Depreciation)
Long Contracts
Micro E-Mini Russell 2000 Index ........................................................... 1 03/20/26 $ 12 $ (268)
Level 1 Level 2 Level 3 Total
Assets
Investments
Long-Term Investments
Common Stocks ......................................... $ 5,130,475  $ 9,608,876  $ —  $ 14,739,351
Short-Term Securities
Money Market Funds ...................................... 2,383,249  —  —  2,383,249
$ 7,513,724  $ 9,608,876  $ —  $ 17,122,600
Derivative Financial Instruments
(a)
Liabilities
Equity Contracts ........................................... $ (268) $ —  $ —  $ (268)
(a)
Derivative financial instruments are futures contracts. Futures contracts are valued at the unrealized appreciation (depreciation) on the instrument.
Portfolio Abbreviation
ADR American Depositary Receipt
NVS Non-Voting Shares